General and administrative expenses	12 Months Ended
Dec. 31, 2025
General and administrative expenses
General and administrative expenses

Note 10 General and administrative expenses

	December 31, 2025	December 31, 2024	December 31, 2023
Professional fees	$112,794	$54,310	$23,841
Bank charges	865	886	666
Listing and filing fees	18,590	19,929	25,183
Office and miscellaneous	20,486	19,219	22,572
Consulting (Note 9)	86,106	86,397	86,749
Foreign exchange	2,535	1,500	191
	$241,376	$182,241	$159,202